Assets Held for Sale (Tables)	9 Months Ended
Mar. 31, 2023
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Schedule of Carrying Amounts of Assets Held for Sale

The carrying amounts of assets held for sale consists of the following:

(in thousands)	March 31, 2023
Tamarack Cellars property, plant and equipment held for sale	$1,168
Less accumulated depreciation and amortization	(622)
Total assets held for sale	$547